Leases - Summary of right of use assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	$ 1,016
Depreciation	818	$ 810	$ 698
Ending of the year	357	1,016
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	2,543	2,081
Additions	158	417
Impact of currency translation	(10)	45
Ending of the year	2,691	2,543	2,081
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of the year	1,527	706
Depreciation	818	810
Impact of currency translation	(11)	11
Ending of the year	$ 2,334	$ 1,527	$ 706
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation period	3 years	3 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation period	5 years	5 years